ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.4%
	ENGINEERING & CONSTRUCTION - 1.4%
2,500	Quanta Services, Inc.	$ 635,225

	HEALTH CARE FACILITIES & SERVICES - 1.6%
1,500	UnitedHealth Group, Inc.	763,890

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
1,500	Goldman Sachs Group, Inc. (The)	678,480

	INSURANCE - 1.0%
1,100	Berkshire Hathaway, Inc., Class B(a)	447,480

	INTERNET MEDIA & SERVICES - 3.0%
3,500	Alphabet, Inc., Class A	637,525
1,100	Netflix, Inc.(a)	742,368
		1,379,893
	LEISURE FACILITIES & SERVICES - 1.3%
10,000	Chipotle Mexican Grill, Inc.(a)	626,500

	RETAIL - CONSUMER STAPLES - 3.0%
800	Costco Wholesale Corporation	679,992
10,300	Walmart, Inc.	697,413
		1,377,405
	SOFTWARE - 2.7%
1,500	Microsoft Corporation	670,425
22,900	Palantir Technologies, Inc., Class A(a)	580,057
		1,250,482
	TECHNOLOGY SERVICES - 0.9%
1,600	Visa, Inc., Class A	419,952

	TOTAL COMMON STOCKS (Cost $7,265,686)	7,579,307

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 65.8%
	EQUITY - 65.8%
10,000	Fidelity High Dividend ETF			$ 467,800
48,200	Fidelity Low Volatility Factor ETF			2,749,333
23,000	Invesco S&P 500 Equal Weight ETF			3,778,440
5,200	iShares Core S&P Mid-Cap ETF			304,304
21,800	iShares Cybersecurity and Tech ETF			1,001,710
16,300	iShares MSCI Emerging Markets Min Vol Factor ETF			932,523
4,300	iShares MSCI USA Quality Factor ETF			734,268
1,200	iShares U.S. Home Construction ETF			121,272
26,800	Proshares S&P 500 EX-Financials ETF			1,590,312
17,000	SPDR S&P 1500 Value Tilt ETF			2,925,457
15,200	Technology Select Sector SPDR Fund			3,438,696
15,300	Vanguard Communication Services ETF			2,114,460
4,000	Vanguard Health Care ETF			1,064,000
17,500	Vanguard Industrials ETF			4,116,349
1,000	Vanguard S&P 500 ETF			500,130
12,700	Vanguard Total Stock Market ETF			3,397,377
9,100	Vanguard US Multifactor ETF			1,113,892
	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,868,680)			30,350,323

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 2.7%
	U.S. TREASURY NOTE — 2.7%
1,250,000	United States Treasury Note (Cost $1,245,981)	4.3750	10/31/24	1,245,724

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 15.1%
	MONEY MARKET FUND - 3.0%
1,381,992	First American Government Obligations Fund, Class X, 5.23%			$ 1,381,992

Principal Amount ($)		Yield Rate (%)	Maturity
	U.S. TREASURY BILLS — 12.1%
1,000,000	United States Treasury Bill(b)	4.25	07/05/24	999,418
2,000,000	United States Treasury Bill(b)	5.04	07/18/24	1,995,037
2,600,000	United States Treasury Bill(b)	5.17	08/06/24	2,586,440
				5,580,895

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,962,818)			6,962,887

	TOTAL INVESTMENTS - 100.0% (Cost $43,343,165)			$ 46,138,241
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%[d]			(1,412)
	NET ASSETS - 100.0%			$ 46,136,829

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(d)	Percentage rounds to less than 0.1%.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 9.9%
	HEALTH CARE FACILITIES & SERVICES - 2.7%
1,300	UnitedHealth Group, Inc.	$ 662,038

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
800	Goldman Sachs Group, Inc. (The)	361,856

	INSURANCE - 0.5%
300	Berkshire Hathaway, Inc., Class B(a)	122,040

	INTERNET MEDIA & SERVICES - 1.6%
1,500	Alphabet, Inc., Class A	273,225
200	Netflix, Inc.(a)	134,976
		408,201
	LEISURE FACILITIES & SERVICES - 1.2%
5,000	Chipotle Mexican Grill, Inc.(a)	313,250

	RETAIL - CONSUMER STAPLES - 1.1%
200	Costco Wholesale Corporation	169,998
1,600	Walmart, Inc.	108,336
		278,334
	SOFTWARE - 0.4%
4,200	Palantir Technologies, Inc., Class A(a)	106,386

	TECHNOLOGY SERVICES - 1.0%
1,000	Visa, Inc., Class A	262,470

	TOTAL COMMON STOCKS (Cost $2,373,861)	2,514,575

	EXCHANGE-TRADED FUNDS — 56.0%
	EQUITY - 55.1%
23,400	Fidelity Low Volatility Factor ETF	1,334,738
12,600	Invesco S&P 500 Equal Weight ETF	2,069,928
3,300	iShares Core S&P Mid-Cap ETF	193,116

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 56.0% (Continued)
	EQUITY - 55.1% (Continued)
5,500	iShares Cybersecurity and Tech ETF			$ 252,725
20,400	iShares MSCI Emerging Markets Min Vol Factor ETF			1,167,084
1,000	iShares U.S. Home Construction ETF			101,060
12,000	Proshares S&P 500 EX-Financials ETF			712,080
7,500	SPDR S&P 1500 Value Tilt ETF			1,290,643
9,200	Technology Select Sector SPDR Fund			2,081,316
10,000	Vanguard Communication Services ETF			1,382,000
800	Vanguard Health Care ETF			212,800
6,100	Vanguard Industrials ETF			1,434,842
600	Vanguard S&P 500 ETF			300,078
4,700	Vanguard Total Stock Market ETF			1,257,297
2,000	Vanguard US Multifactor ETF			244,811
				14,034,518
	FIXED INCOME - 0.9%
9,500	iShares iBonds Dec 2024 Term Corporate ETF			238,735

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,427,623)			14,273,253

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 9.7%
	U.S. TREASURY NOTES — 9.7%
400,000	United States Treasury Note	4.3750	10/31/24	398,632
700,000	United States Treasury Note	4.3750	12/15/26	696,199
1,400,000	United States Treasury Note	3.8750	12/31/27	1,373,914
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,488,151)			2,468,745

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 24.3%
	MONEY MARKET FUND - 0.0% (c)
10,624	First American Government Obligations Fund, Class X, 5.23%			$ 10,624

Principal Amount ($)		Yield Rate (%)	Maturity
	U.S. TREASURY BILLS — 24.3%
1,100,000	United States Treasury Bill(b)	4.25	07/05/24	1,099,360
1,000,000	United States Treasury Bill(b)	5.04	07/18/24	997,518
2,000,000	United States Treasury Bill(b)	5.16	07/30/24	1,991,550
2,100,000	United States Treasury Bill(b)	5.17	08/06/24	2,089,048
				6,177,476

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,188,065)			6,188,100

	TOTAL INVESTMENTS - 99.9% (Cost $24,477,700)			$ 25,444,673
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			16,005
	NET ASSETS - 100.0%			$ 25,460,678

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2024.